SHARE CAPITAL - Disclosure of number and weighted average exercise prices of warrants (Details) - $ / shares			12 Months Ended
	Apr. 06, 2021	Nov. 02, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of classes of share capital [line items]
Weighted average exercise price, Ending Balance		$ 0.125
Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants, Beginning Balance			4,079,600	0
Number of warrants, Issued	8,807		1,709,938	4,079,600
Number of warrants, Issued - broker			132,666
Number of warrants, Exercised			(1,948,000)
Number of warrants, Ending Balance			3,974,204	4,079,600
Weighted average exercise price, Beginning Balance			$ 0.05	$ 0
Weighted average exercise price, Issued			9.46	0.05
Weighted average exercise price, Issued - broker			7.57
Weighted average exercise price, Exercised			0.05
Weighted average exercise price, Ending Balance			$ 4.35	$ 0.05